SHARE-BASED COMPENSATION - Full Value Award Plans (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares)	6,700,000	5,300,000
Granted (in shares)	2,500,000	3,200,000
Issued (in shares)	(1,400,000)	(1,200,000)
Forfeited and withheld for tax (in shares)	(900,000)	(600,000)
Outstanding, end of the period (in shares)	6,895,016	6,700,000